4. Condensed Consolidated Balance Sheets (Details - Inventories) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Inventories, net	$ 1,235,000	$ 1,088,000	$ 992,000
Raw Materials [Member]
Inventories, net	796,000	743,000
Finished Goods [Member]
Inventories, net	$ 439,000	$ 345,000